Equity - Schedule of Common Stock Issuable Upon Exercise of Warrants Outstanding (Details)	12 Months Ended
Dec. 31, 2024 $ / shares shares
2.93 – 31.20 [Member]
Schedule of Common Stock Issuable Upon Exercise of Options Outstanding [Line Items]
Options Outstanding,Range of Exercise Price lower limit	$ 2.93
Options Outstanding, Range of Exercise Price Upper limit	$ 31.2
Options Outstanding, Number Outstanding (in Shares) | shares	20,198
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	3 years 6 months 14 days
Options Outstanding, Weighted Average Exercise Price	$ 14.76
Options Exercisable, Number Exercisable (in Shares) | shares	14,591
Options Exercisable	$ 16.38
48.75 – 123.00 [Member]
Schedule of Common Stock Issuable Upon Exercise of Options Outstanding [Line Items]
Options Outstanding,Range of Exercise Price lower limit	48.75
Options Outstanding, Range of Exercise Price Upper limit	$ 123
Options Outstanding, Number Outstanding (in Shares) | shares	20,517
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	2 years 14 days
Options Outstanding, Weighted Average Exercise Price	$ 78.91
Options Exercisable, Number Exercisable (in Shares) | shares	20,517
Options Exercisable	$ 78.91
154.50 – 289.50 [Member]
Schedule of Common Stock Issuable Upon Exercise of Options Outstanding [Line Items]
Options Outstanding,Range of Exercise Price lower limit	154.5
Options Outstanding, Range of Exercise Price Upper limit	$ 289.5
Options Outstanding, Number Outstanding (in Shares) | shares	11,764
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	3 years 5 months 8 days
Options Outstanding, Weighted Average Exercise Price	$ 218.21
Options Exercisable, Number Exercisable (in Shares) | shares	11,764
Options Exercisable	$ 218.21
2.93 – 289.50 [Member]
Schedule of Common Stock Issuable Upon Exercise of Options Outstanding [Line Items]
Options Outstanding,Range of Exercise Price lower limit	2.93
Options Outstanding, Range of Exercise Price Upper limit	$ 289.5
Options Outstanding, Number Outstanding (in Shares) | shares	52,479
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	2 years 11 months 4 days
Options Outstanding, Weighted Average Exercise Price	$ 85.45
Options Exercisable, Number Exercisable (in Shares) | shares	46,872
Options Exercisable	$ 94.41